Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(1)	The table below reflects compensation amounts for two Chief Executive Officers for fiscal 2022 and 2021. Prior to March 7, 2022, William G. Miller, II, the “First Co-CEO”, and Jeffrey I. Badgley, the “Second Co-CEO”, served together as co-Chief Executive Officers of the Company. Effective March 7, 2022, Mr. Miller, II was appointed as the Company’s sole Chief Executive Officer and Mr. Badgley was appointed as the Company’s President of International and Military.

Company Selected Measure Name	Adjusted Pretax Income
Named Executive Officers, Footnote
(1)	The table below reflects compensation amounts for two Chief Executive Officers for fiscal 2022 and 2021. Prior to March 7, 2022, William G. Miller, II, the “First Co-CEO”, and Jeffrey I. Badgley, the “Second Co-CEO”, served together as co-Chief Executive Officers of the Company. Effective March 7, 2022, Mr. Miller, II was appointed as the Company’s sole Chief Executive Officer and Mr. Badgley was appointed as the Company’s President of International and Military.
(3)	The names of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Deborah L. Whitmire, William G. Miller, Jeffrey I. Badgley, Josias W. Reyneke, and Vincent Tiano, (ii) for 2022, William G. Miller, Deborah L. Whitmire, Vincent Tiano, Josias W. Reyneke and Jamison Linden (iii) for 2021, Deborah L. Whitmire, Josias W. Reyneke, Vincent Tiano and Jamison Linden; and (iv) for 2020, William G. Miller, Deborah L. Whitmire, Frank Madonia and Josias W. Reyneke.

Peer Group Issuers, Footnote
(4)	Represents the weighted total shareholder return (“TSR”) of the peer group described below (the “Peer Group”), weighted according to the respective companies’ stock market capitalization at the beginning of each calendar year. The Peer Group used for this purpose is a peer group recommended by the Compensation Committee’s independent compensation consultant, Pearl Meyer, which group was used and referred to by the Compensation Committee in connection with its review of the Company’s executive compensation program. The Peer Group for 2020, 2021 and 2022 consisted of: Astec Industries, Inc. (ASTE); Blue Bird Corp. (BLBD); CIRCOR International, Inc. (CIR); Commercial Vehicle Group, Inc. (CVGI); Douglas Dynamics, Inc. (PLOW); Enerpac Tool Group Corp. (EPAC); L.B. Foster Co. (FSTR); Motorcar Parts of America, Inc. (MPAA); NN, Inc. (NNBR); Park-Ohio Holdings Corp. (PKOH); Shyft Group Inc. (SHYF); and Stoneridge, Inc. (SRI). In October 2023, peer, CIRCOR International, Inc., was acquired by a global investment firm. As a result, its shares ceased to trade on the NYSE. Correspondingly, the Company removed CIRCOR International, Inc., from its Peer Group TSR data for 2023.

Adjustment To PEO Compensation, Footnote

	2023	2022		2021		2020
	William G.	William G.	Jeffrey I.	William G.	Jeffrey I.	William G.	Jeffrey I.
CEO	Miller II	Miller II	Badgley	Miller II	Badgley	Miller II	Badgley
SCT total compensation	$3,057,145	$2,769,503	$1,723,992	$689,213	$689,213	$760,171	$760,171
Adjustments for stock awards		.
Deduct grant date fair value of equity awards granted in applicable fiscal year (as reported in Summary Compensation Table)	—	(1,797,000)	(898,500)	—	—	—	—
Add fair value of equity awards granted in applicable fiscal year as of year end	—	1,599,600	799,800	—	—	—	—
Add change in fair value of unvested equity awards from end of prior fiscal year to end of applicable year	750,240	—	—	—	—	—	—
Add change in fair value of vested equity awards from end of prior fiscal year to vesting date	18,480	—	—	—	—	—	—
Compensation actually paid (as calculated above pursuant to SEC rules)	$3,825,865	$2,572,103	$1,625,292	$689,213	$689,213	$760,171	$760,171

Non-PEO NEO Average Total Compensation Amount	$ 1,098,072	$ 844,815	$ 413,604	$ 369,628
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,354,312	795,465	413,604	369,628
Adjustment to Non-PEO NEO Compensation Footnote

Average NEOs	2023	2022	2021	2020
SCT total compensation	$1,098,072	$844,815	$413,604	$369,628
Adjustments for stock awards
Deduct grant date fair value of equity awards granted in applicable fiscal year (as reported in Summary Compensation Table)	—	(449,250)	—	—
Add fair value of equity awards granted in applicable fiscal year as of year end	—	399,900	—	—
Add change in fair value of unvested equity awards from end of prior fiscal year to end of applicable year	250,080	—	—	—
Add change in fair value of vested equity awards from end of prior fiscal year to vesting date	6,160	—	—	—
Compensation actually paid (as calculated above pursuant to SEC rules)	$1,354,312	$795,465	$413,604	$369,628

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the five financial performance measures that we believe represent the most important financial performance measures we used to link compensation paid to our NEOs to our performance.

(in thousands, except total shareholder return and earnings per share, diluted)	2023	2022	2021	2020
Revenue	$1,153,354	$848,456	$717,476	$651,286
EBITDA (a Non-GAAP Measure) (1)	$93,001	$40,873	$34,157	$48,910
Adjusted Pretax Income (a Non-GAAP Measure) (2)	$86,929	$29,585	$22,265	$38,097
Total Shareholder Return	$124	$77	$94	$104
Earnings Per Share, Diluted	$5.07	$1.78	$1.42	$2.62
(1)	EBITDA is a non-GAAP financial measure and is defined as earnings before interest, taxes, depreciation and amortization.
(2)	See “Compensation Discussion and Analysis – 2023 Executive Annual Bonus Program” for a definition of this non-GAAP financial measure.

Total Shareholder Return Amount	$ 124	77	94	104
Peer Group Total Shareholder Return Amount	83	70	93	97
Net Income (Loss)	$ 58,291,000	$ 20,346,000	$ 16,255,000	$ 29,830,000
Company Selected Measure Amount	86,929,000	29,585,000	22,265,000	38,097,000
PEO Name	William G. Miller, II
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA (a Non-GAAP Measure) (1)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Pretax Income (a Non-GAAP Measure) (2)
Non-GAAP Measure Description
(5)	Adjusted Pretax Income is a non-GAAP measure. See “Compensation Discussion and Analysis—2023 Executive Annual Bonus Program” for more information regarding this non-GAAP financial measure.

Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Earnings Per Share, Diluted
William G. Miller II
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,057,145	$ 2,769,503	$ 689,213	$ 760,171
PEO Actually Paid Compensation Amount	3,825,865	2,572,103	689,213	760,171
Jeffrey I. Badgley
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,723,992	689,213	760,171
PEO Actually Paid Compensation Amount		1,625,292	$ 689,213	$ 760,171
PEO | William G. Miller II | Deduct grant date fair value of equity awards granted in applicable fiscal year (as reported in Summary Compensation Table)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,797,000)
PEO | William G. Miller II | Add fair value of equity awards granted in applicable fiscal year as of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,599,600
PEO | William G. Miller II | Add change in fair value of unvested equity awards from end of prior fiscal year to end of applicable year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	750,240
PEO | William G. Miller II | Add change in fair value of vested equity awards from end of prior fiscal year to vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,480
PEO | Jeffrey I. Badgley | Deduct grant date fair value of equity awards granted in applicable fiscal year (as reported in Summary Compensation Table)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(898,500)
PEO | Jeffrey I. Badgley | Add fair value of equity awards granted in applicable fiscal year as of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		799,800
Non-PEO NEO | Deduct grant date fair value of equity awards granted in applicable fiscal year (as reported in Summary Compensation Table)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(449,250)
Non-PEO NEO | Add fair value of equity awards granted in applicable fiscal year as of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 399,900
Non-PEO NEO | Add change in fair value of unvested equity awards from end of prior fiscal year to end of applicable year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,080
Non-PEO NEO | Add change in fair value of vested equity awards from end of prior fiscal year to vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,160